Loans and Leases - Summary of Loans Outstanding (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Consumer Real Estate	$ 28,910,000	$ 28,624,000
Total Commercial Real Estate	46,949,000	44,107,000
Total Commercial and Other Loans	17,123,000	16,725,000
Total Consumer Loans	2,764,000	3,456,000
Total Loans	99,358,000	93,535,000
Less unearned interest and deferred fees	141,000	133,000
Gross Loans	99,216,428	93,401,845
Less allowance for loan losses	1,812,739	1,864,788	2,181,000
Net Loans	97,403,689	91,537,057
Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer Real Estate, Construction	3,519,000	487,000
Consumer Real Estate, Home Equity Lines of Credit	3,966,000	3,684,000
Total Consumer Real Estate	32,522,000	29,247,000
Gross Loans	32,522,000	29,247,000
Less allowance for loan losses	263,000	263,000	193,000
Consumer Real Estate [Member] | Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer Real Estate	93,000	136,000
Consumer Real Estate [Member] | Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer Real Estate	23,737,000	23,275,000
Consumer Real Estate [Member] | Home Equity Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer Real Estate	1,207,000	1,665,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial Real Estate, Non-farm, non-residential	37,411,000	35,345,000
Commercial Real Estate, Multifamily (5 or more) residential properties	9,538,000	8,762,000
Total Commercial Real Estate	46,949,000	44,107,000
Gross Loans	46,949,000	44,107,000
Less allowance for loan losses	1,254,000	1,315,000	1,762,000
Commercial and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial and Other Loans, Commercial	5,720,000	5,489,000
Commercial and Other Loans, Non-rated industrial development obligations	11,384,000	11,200,000
Commercial and Other Loans, Other loans	19,000	36,000
Total Commercial and Other Loans	17,123,000	16,725,000
Gross Loans	17,123,000	16,725,000
Less allowance for loan losses	281,000	260,000	179,000
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer Loans, Installment and other loans to individuals	2,261,000	2,921,000
Consumer Loans, Credit Cards	503,000	535,000
Total Consumer Loans	2,764,000	3,456,000
Gross Loans	2,764,000	3,456,000
Less allowance for loan losses	$ 15,000	$ 27,000	$ 47,000